Value Line Mid Cap Focused Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (88.1%)
	CONSUMER DISCRETIONARY (4.8%)
	APPAREL (0.6%)
26,500	Columbia Sportswear Co.	$2,567,585
	DISTRIBUTION & WHOLESALE (3.0%)
61,200	Pool Corp.	12,344,040
	ENTERTAINMENT (0.7%)
24,400	Churchill Downs, Inc. (1)	3,012,302
	RETAIL (0.5%)
12,200	Advance Auto Parts, Inc.	2,017,880
		19,941,807
	CONSUMER STAPLES (6.6%)
	FOOD (3.5%)
49,600	J&J Snack Foods Corp.	9,523,200
33,500	McCormick & Co., Inc. (1)	5,236,050
		14,759,250
	HOUSEHOLD PRODUCTS (3.1%)
169,100	Church & Dwight Co., Inc.	12,723,084
		27,482,334
	FINANCIALS (7.0%)
	INSURANCE (7.0%)
113,100	American Financial Group, Inc.	12,197,835
260,300	Arch Capital Group, Ltd. *	10,927,394
85,000	Berkley (W.R.) Corp.	6,139,550
		29,264,779
	HEALTHCARE (12.1%)
	ELECTRONICS (3.5%)
20,800	Mettler-Toledo International, Inc. *	14,651,520
	HEALTHCARE PRODUCTS (5.3%)
7,224	Becton Dickinson & Co.	1,827,383
17,200	Cooper Cos., Inc. (The)	5,108,400
26,700	Danaher Corp.	3,856,281
30,400	Henry Schein, Inc. *	1,930,400
35,000	IDEXX Laboratories, Inc. *	9,517,550
		22,240,014
	HEALTHCARE SERVICES (3.1%)
30,900	Chemed Corp.	12,902,913
	PHARMACEUTICALS (0.2%)
11,000	Neogen Corp. *	749,210
		50,543,657
	INDUSTRIALS (28.4%)
	AEROSPACE & DEFENSE (12.7%)
140,883	HEICO Corp.	17,593,469
62,500	Teledyne Technologies, Inc. *	20,124,375
29,600	TransDigm Group, Inc.	15,411,832
		53,129,676
	BUILDING MATERIALS (3.6%)
61,800	Lennox International, Inc. (1)	15,015,546
	COMMERCIAL SERVICES (2.5%)
12,500	Cintas Corp.	3,351,250
206,700	Rollins, Inc. (1)	7,042,269
		10,393,519
	ELECTRICAL EQUIPMENT (1.2%)
54,950	AMETEK, Inc.	5,045,509
	ENGINEERING & CONSTRUCTION (0.5%)
29,500	Exponent, Inc.	2,062,050
	ENVIRONMENTAL CONTROL (2.9%)
128,750	Waste Connections, Inc.	11,845,000
	HOUSEWARES (1.7%)
95,300	Toro Co. (The)	6,985,490
	MACHINERY DIVERSIFIED (1.8%)
21,400	Roper Technologies, Inc.	7,631,240
	MISCELLANEOUS MANUFACTURERS (1.5%)
43,700	Carlisle Companies, Inc.	6,360,098
		118,468,128
	INFORMATION TECHNOLOGY (21.3%)
	COMMERCIAL SERVICES (2.1%)
62,800	Gartner, Inc. *	8,979,772
	COMPUTERS (1.8%)
97,400	CGI, Inc. *	7,708,236
	ELECTRONICS (1.2%)
51,100	Amphenol Corp. Class A	4,931,150
	SOFTWARE (16.2%)
91,600	ANSYS, Inc. *	20,276,576
163,200	Cadence Design Systems, Inc. *	10,784,256
38,700	Fair Isaac Corp. *	11,746,224
86,800	Fiserv, Inc. *	8,991,612
37,800	Jack Henry & Associates, Inc.	5,517,666
93,700	Open Text Corp.	3,823,897
23,900	Tyler Technologies, Inc. *	6,273,750
		67,413,981
		89,033,139
	MATERIALS (7.0%)
	CHEMICALS (1.1%)
23,000	Ecolab, Inc.	4,554,920
	MISCELLANEOUS MANUFACTURERS (2.8%)
96,700	AptarGroup, Inc.	11,454,115
	PACKAGING & CONTAINERS (3.1%)
179,800	Ball Corp.	13,091,238
		29,100,273

1

September 30, 2019

Shares		Value
	REAL ESTATE (0.9%)
27,300	Equity Lifestyle Properties, Inc. REIT	$3,647,280
TOTAL COMMON STOCKS (Cost $249,874,584) (88.1%)		367,481,397
SHORT-TERM INVESTMENTS (14.5%)
	MONEY MARKET FUNDS (14.5%)
45,672,049	State Street Institutional Liquid Reserves Fund	45,672,049
14,937,900	State Street Navigator Securities Lending Government Money Market Portfolio (2)	14,937,900
TOTAL SHORT-TERM INVESTMENTS (Cost $60,615,559) (14.5%)		60,609,949
TOTAL INVESTMENT SECURITIES (102.6%) (Cost $310,490,143)		$428,091,346
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-2.6%)		(10,709,861)
NET ASSETS (3) (100%)		$417,381,485

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2019, the market value of the securities on loan was $26,893,437.
(2)	Securities with an aggregate market value of $26,893,437 were out on loan in exchange for collateral including $14,937,900 of cash collateral as of September 30, 2019. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $310,490,143, aggregate gross unrealized appreciation was $118,524,804, aggregate gross unrealized depreciation was $923,601 and the net unrealized appreciation was $117,601,203.
REIT	Real Estate Investment Trust.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2019:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$367,481,397	$—	$—	$367,481,397
Short-Term Investments	60,609,949	—	—	60,609,949
Total Investments in Securities	$428,091,346	$—	$—	$428,091,346

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended September 30, 2019, there were no transfers among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2019, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.